Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Commitments and Contingencies
28.	Commitments and Contingencies
Mineral Stream Interests
The following table summarizes the Company’s commitments to make per-ounce
cash payments for gold, silver palladium and platinum and per pound cash payments for cobalt to which it has the contractual right pursuant to the PMPAs:

Mineral Stream Interests	Attributable Payable Production to be Purchased										Per Unit of Measurement Cash Payment 1										Term of Agreement	Date of Original Contract
	Gold		Silver		Palladium		Cobalt		Platinum		Gold		Silver		Palladium		Cobalt		Platinum

Peñasquito	0%		25%		0%		0%		0%		n/a		$4.36		n/a		n/a		n/a		Life of Mine	24-Jul-07

Constancia	50%		100%		0%		0%		0%		$412	2	$6.08	2	n/a		n/a		n/a		Life of Mine	8-Aug-12

Salobo	75%		0%		0%		0%		0%		$416		n/a		n/a		n/a		n/a		Life of Mine	28-Feb-13

Sudbury	70%		0%		0%		0%		0%		$400		n/a		n/a		n/a		n/a		20 years	28-Feb-13

Antamina	0%		33.75%		0%		0%		0%		n/a		20%		n/a		n/a		n/a		Life of Mine	3-Nov-15

San Dimas	variable	3	0%	3	0%		0%		0%		$618		n/a		n/a		n/a		n/a		Life of Mine	10-May-18

Stillwater	100%		0%		4.5%	4	0%		0%		18%	5	n/a		18%	5	n/a		n/a		Life of Mine	16-Jul-18

Voisey’s Bay	0%		0%		0%		42.4%	6	0%		n/a		n/a		n/a		18%	7	n/a		Life of Mine	11-Jun-18

Marathon	100%	8	0%		0%		0%		22%	8	18%	5	n/a		n/a		n/a		18%	5	Life of Mine	26-Jan-22

Other

Los Filos	0%		100%		0%		0%		0%		n/a		$4.53		n/a		n/a		n/a		25 years	15-Oct-04

Zinkgruvan	0%		100%		0%		0%		0%		n/a		$4.53		n/a		n/a		n/a		Life of Mine	8-Dec-04

Yauliyacu	0%		100%	9	0%		0%		0%		n/a		$8.98	10	n/a		n/a		n/a		Life of Mine	23-Mar-06

Stratoni	0%		100%		0%		0%		0%		n/a		$11.54		n/a		n/a		n/a		Life of Mine	23-Apr-07

Neves-Corvo	0%		100%		0%		0%		0%		n/a		$4.38		n/a		n/a		n/a		50 years	5-Jun-07

Aljustrel	0%		100%	11	0%		0%		0%		n/a		50%		n/a		n/a		n/a		50 years	5-Jun-07

Minto	100%	12	100%		0%		0%		0%		65%	13	$4.35		n/a		n/a		n/a		Life of Mine	20-Nov-08

Keno Hill	0%		25%		0%		0%		0%		n/a		variable	14	n/a		n/a		n/a		Life of Mine	2-Oct-08

Pascua-Lama	0%		25%		0%		0%		0%		n/a		$3.90		n/a		n/a		n/a		Life of Mine	8-Sep-09

Rosemont	100%		100%		0%		0%		0%		$450		$3.90		n/a		n/a		n/a		Life of Mine	10-Feb-10

Loma de La Plata	0%		12.5%		0%		0%		0%		n/a		$4.00		n/a		n/a		n/a		Life of Mine	n/a 15

777	50%		100%		0%		0%		0%		$429	2	$6.32	2	n/a		n/a		n/a		Life of Mine	8-Aug-12

Marmato	6.5%	16	100%	16	0%		0%		0%		18%	17	18%	17	n/a		n/a		n/a		Life of Mine	5-Nov-20

Cozamin	0%		50%	18	0%		0%		0%		n/a		10%		n/a		n/a		n/a		Life of Mine	11-Dec-20

Santo Domingo	100%	19	0%		0%		0%		0%		18%	5	n/a		n/a		n/a		n/a		Life of Mine	24-Mar-21

Fenix	6%	20	0%		0%		0%		0%		18%	5	n/a		n/a		n/a		n/a		Life of Mine	15-Nov-21

Blackwater	8%	21	50%	21	0%		0%		0%		35%		18%	5	n/a		n/a		n/a		Life of Mine	13-Dec-21

Early Deposit

Toroparu	10%		50%		0%		0%		0%		$400		$3.90		n/a		n/a		n/a		Life of Mine	11-Nov-13

Cotabambas	25%	22	100%	22	0%		0%		0%		$450		$5.90		n/a		n/a		n/a		Life of Mine	21-Mar-16

Kutcho	100%		100%		0%		0%		0%		20%		20%		n/a		n/a		n/a		Life of Mine	14-Dec-17

1)
The production payment is measured as either a fixed amount per unit of metal delivered, or as a percentage of the spot price of the underlying metal on the date of delivery. Contracts where the payment is a fixed amount per unit of metal delivered are subject to an annual inflationary increase, with the exception of Loma de La Plata and Sudbury. Additionally, should the prevailing market price for the applicable metal be lower than this fixed amount, the per unit cash payment will be reduced to the prevailing market price, with the exception of Yauliyacu where the per ounce cash payment will not be reduced below $4.48, subject to an annual inflationary factor.

2)	Subject to an increase to $9.90 per ounce of silver and $550 per ounce of gold after the initial 40-year term.
3)
Under the terms of the San Dimas PMPA, the Company is entitled to an amount equal to 25% of the payable gold production plus an additional amount of gold equal to 25% of the payable silver production converted to gold at a fixed gold to silver exchange ratio of 70:1 from the San Dimas mine. If the average gold to silver price ratio decreases to less than
50:1
or increases to more than 90:1 for a period of 6 months or more, then the “70” shall be revised to “50” or “90”, as the case may be, until such time as the average gold to silver price ratio is between 50:1 to 90:1 for a period of 6 months or more in which event the “70” shall be reinstated. Currently, the fixed gold to silver exchange ratio is 70:1.

4)
The Company is committed to purchase
4.5
% of Stillwater palladium production until
375,000
ounces are delivered to the Company, thereafter
2.25
% of Stillwater palladium production until
550,000
ounces are delivered to the Company and
1
% of Stillwater palladium production thereafter for the life of mine.

5)	To be increased to 22 % once the market value of metal delivered to Wheaton, net of the per ounce cash payment, exceeds the initial upfront cash deposit.
6)	Once the Company has received 31 million pounds of cobalt, the Company’s attributable cobalt production will be reduced to 21.2%.
7)
To be increased to
22
% once the market value of cobalt delivered to Wheaton, net of the per pound cash payment, exceeds the initial upfront cash deposit. Additionally, on each sale of cobalt, the Company is committed to pay a variable commission depending on the market price of cobalt.

8)	Once the Company has received 150,000 ounces of gold and 120,000 ounces of platinum, the attributable gold and platinum production will be reduced to 67 % and 15%, respectively.
9)	Per annum the Company will purchase an amount equal to 100 % of the first 1.5 million ounces of silver for which an offtaker payment is due, and 50 % of any excess.
10)
Should the market price of silver exceed $
20
per ounce, in addition to the $
8.98
per ounce, the Company is committed to pay Glencore an additional amount for each ounce of silver delivered equal to 50% of the excess, to a maximum of $
10
per ounce, such that when the market price of silver is $
40
or above, the Company will pay Glencore $
18.98
per ounce of silver delivered.

11)	Wheaton only has the rights to silver contained in concentrate containing less than 15 % copper at the Aljustrel mine.
12)	The Company is committed to acquire 100 % of the first 30,000 ounces of gold produced per annum and 50 % thereafter.
13)
The Company is currently negotiating an amendment to the Minto PMPA such that the cash payment per ounce of gold delivered will be the lower of
65
% of the spot price of gold and $
1,250
. This proposed amended pricing will end on the earlier of (i) January 27, 2023; or (ii) once
27,000
ounces of gold have been delivered to the Company. Once this proposed amended pricing ends, the cash payment per ounce of gold delivered will be the lower of
50
% of the spot price of gold and $
1,000
. In the event that the

parties are unable to finalize the terms of the proposed amendment, the production payment will remain as set out in the existing Minto PMPA, being a fixed price of $ 325 per ounce.
14)
The price paid per ounce of silver delivered under the Keno Hill PMPA is between 10
% of the spot price of silver when the market price of silver is at or above $
23.00
per ounce, to
90
% of the spot price of silver when the market price of silver is at or below $
15.00
per ounce.

15)	Terms of the agreement not yet finalized.
16)
Once Wheaton has received
190,000
ounces of gold and
2.15
 million ounces of silver under the Marmato PMPA the Company’s attributable gold and silver production will be reduced to
3.25
% and
50
%, respectively.

17)	To be increased to 22 % of the spot price once the market value of gold and silver delivered to the Company, net of the per ounce cash payment, exceeds the initial upfront cash deposit.
18)	Once Wheaton has received 10 million ounces, the Company’s attributable silver production will be reduced to 33 % of silver production for the life of the mine.
19)	Once the Company has received 285,000 ounces of gold the Company’s attributable gold production will be reduced to 67%.
20)	Once the Company has received 90,000 ounces of gold, the Company attributable gold production will be reduced to 4% until 140,000 ounces have been delivered, after which the stream drops to 3.5%.
21)	Once the Company has received 279,908 ounces of gold and 17.8 million ounces of silver, the attributable gold and silver production will be reduced to 4 % and 33%.
22)
Once
90

million silver equivalent ounces attributable to Wheaton have been produced, the attributable production will decrease to
16.67
% of gold production and
66.67
% of silver production for the life of mine.

Other Contractual Obligations and Contingencies

	Obligations With Scheduled Payment Dates
(in thousands)	2022	2023 - 2024	2025 - 2026	After 2026	Sub-Total	Other Commitments	Total

Payments for mineral stream interests

Rosemont 1	$-	$-	$-	$-	$-	$231,150	$231,150

Loma de La Plata	-	-	-	-	-	32,400	32,400

Marmato	4,000	-	-	-	4,000	72,000	76,000

Santo Domingo	-	-	-	-	-	260,000	260,000

Salobo 2	-	646,000	-	-	646,000	-	646,000

Fenix Gold	25,000	-	-	-	25,000	25,000	50,000

Blackwater	-	-	-	-	-	141,000	141,000

Marathon	31,548	-	-	-	31,548	157,743	189,291

Payments for early deposit mineral stream interest

Toroparu 3	-	138,000	-	-	138,000	-	138,000

Cotabambas	1,500	1,000	-	-	2,500	126,000	128,500

Kutcho	-	-	-	-	-	58,000	58,000

Leases liabilities	905	1,835	314	-	3,054	-	3,054

Total contractual obligations	$62,953	$786,835	$314	$-	$850,102	$1,103,293	$1,953,395

1)	Includes contingent transaction costs of $1 million.
2)
As more fully explained on the following page, assuming the Salobo III expansion project achieves 12 Mtpa of additional processing capacity (bringing total processing capacity at Salobo to 36 Mtpa) by the end of 2023, the Company would expect to pay an estimated expansion payment of between $550 million to $650 million.

3)	The Company anticipates construction to begin in this period.
Rosemont
The Company is committed to pay Hudbay total upfront cash payments of $230 million in two installments, with the first $50 million being advanced upon Hudbay’s receipt of permitting for the Rosemont project and other customary conditions and the balance of $180 million being advanced once project costs incurred on the Rosemont project exceed $98 million and certain other customary conditions. Under the Rosemont PMPA, the Company is permitted to elect to pay the deposit in cash or the delivery of common shares. Additionally, the Company will be entitled to certain delay payments, including where construction ceases in any material respect, or if completion is not achieved within agreed upon timelines. Hudbay and certain affiliates have provided the Company with a corporate guarantee and other security.
On August 1, 2019, Hudbay announced that the U.S. District Court for the District of Arizona (“Court”) issued a ruling in the lawsuits challenging the U.S. Forest Service’s issuance of the Final Record of Decision (“FROD”) for the Rosemont project in Arizona. The Court ruled to vacate and remand the FROD thereby delaying the expected start of construction of the Rosemont project. On June 22, 2020 Hudbay announced that they had filed the initial brief with the U.S. Court of Appeals for the Ninth Circuit in relation to appealing this decision. As per Hudbay’s MD&A for the year ended December 31, 2020, final briefs were filed in November 2020 and the oral hearing was completed in early
February 2021. As per Hudbay’s MD&A for the year ended December 31, 2021, Hudbay has indicated that they continue to await a decision from the Ninth Circuit.
Loma de La Plata
Under the terms of the Loma de La Plata PMPA, the Company is committed to pay Pan American Silver Corp. (“Pan American”) total upfront cash payments of $32 million following the satisfaction of certain conditions, including Pan American receiving all necessary permits to proceed with the mine construction and the Company finalizing the definitive terms of the PMPA.
Marmato
Under the terms of the Marmato PMPA, the Company is committed to pay Aris Gold total upfront cash payments of $110 million. Of this amount, $34 million was paid on April 15, 2021; $4 million was paid on February 28, 2022; and the remaining amount is payable during the construction of the Marmato Lower Mine development portion of the Marmato mine, subject to customary conditions.
Santo Domingo
Under the terms of the Santo Domingo PMPA, the Company is committed to pay Capstone total upfront cash payments of $290 million, $30 million of which was paid on April 21, 2021 and the remaining portion of which is payable during the construction of the Santo Domingo project, subject to customary conditions being satisfied, including Capstone attaining sufficient financing to cover total expected capital expenditures.
Salobo
The Salobo mine currently has a mill throughput capacity of 24 Mtpa. In October 2018, Vale’s Board of Directors approved the investment in the Salobo Expansion, which is proposed to include a third concentrator line and will use Salobo’s existing infrastructure. Vale anticipates that the Salobo Expansion, which is scheduled to start up in the second half of 2022 with a
15-month
ramp-up
period, will result in an increase of throughput capacity from 24 Mtpa to 36 Mtpa.
If actual throughput is expanded above 28 Mtpa, then under the terms of the Salobo PMPA, Wheaton will be required to make an additional set payment to Vale based on the size of the expansion, the timing of completion and the grade of the material processed. The set payment ranges from $113 million if throughput is expanded beyond 28 Mtpa by January 1, 2036 up to $892 million if throughput is expanded beyond 40 Mtpa by January 1, 2023. Assuming the Salobo III expansion project achieves 12 Mtpa of additional processing capacity (bringing total processing capacity at Salobo to 36 Mtpa) during 2023, the Company would expect to pay an estimated expansion payment of between $550 million to $650 million. The actual amount and timing of any expansion payment may significantly differ from this estimate depending on the size, timing and processed grade of any expansion.
Fenix
Under the terms of the Fenix PMPA, the Company is committed to pay total cash consideration of
$50 million, of which $25 million is payable upon closing, subject to certain conditions. The remaining $25 million is payable subject to Rio2’s receipt of its Environmental Impact Assessment for the Fenix Project, and certain other conditions.
Blackwater
Under the terms of the Blackwater Silver PMPA, the Company is committed to pay total upfront consideration of $141 million, which is payable in four equal installments during the construction of the Blackwater Project, subject to customary conditions being satisfied.
Marathon
Subsequent to the year end, on January 26, 2022, the Company entered into a PMPA (the “Marathon PMPA”) with Generation Mining Limited (“Gen Mining”) in respect of the Marathon Project (the “Marathon Project”). Under the terms of the Marathon PMPA, the Company is committed to pay total upfront cash consideration of Cdn
$240 million, Cdn$40 million of which will be paid prior to construction to be used for the development of the Marathon Project, with the remainder payable in four staged installments during construction, subject to various customary conditions being satisfied and pre-determined
completion tests.
Toroparu
Under the terms of the Toroparu Early Deposit Agreement, the Company is committed to pay Gold X, a subsidiary of GCM, an additional
$138
million, payable on an installment basis to partially fund construction of the mine. GCM is to deliver certain feasibility documentation by December 31, 2022. Following the delivery of this documentation (or after December 31, 2022 if the feasibility documentation has not been delivered to Wheaton by such date) Wheaton may elect to (i) not proceed with the agreement or (ii) not pay the balance of the upfront consideration and reduce the gold stream percentage from 10% to 0.909% and the silver stream percentage from 50% to nil. If option (i) is chosen,
Wheaton will be entitled to a return of the amounts advanced less $2 million. If Wheaton elects option (ii), Gold X may elect to terminate the agreement and Wheaton will be entitled to a return of the amount of the deposit already advanced less $2 million.
Cotabambas
Under the terms of the Cotabambas Early Deposit Agreement, the Company is committed to pay Panoro a total cash consideration of $140 million, of which $12 million has been paid to date. Once certain conditions have been met, the Company will advance an additional $2 million to Panoro, spread over up to three years. Following the delivery of a bankable definitive feasibility study, environmental study and impact assessment, and other related documents (collectively, the “Cotabambas Feasibility Documentation”), and receipt of permits and construction commencing, the Company may then advance the remaining deposit or elect to terminate the Cotabambas Early Deposit Agreement. If the Company elects to terminate, the Company will be entitled to a return of the portion of the amounts advanced less $2 million payable upon certain triggering events occurring.
Kutcho
Under the terms of the Kutcho Early Deposit Agreement, the Company is committed to pay Kutcho a total cash consideration of $65 million, of which $7 million has been paid to date. The remaining $58 million will be advanced on an installment basis to partially fund construction of the mine once certain conditions have been satisfied.
Canada Revenue Agency – Canada Revenue Agency – 2013-2016 Taxation Years - Domestic Reassessments
The Company received Notices of Reassessment in 2018 and 2019 for the 2013 to 2015 taxation years in which the Canada Revenue Agency (“CRA”) is seeking to change the timing of the deduction of upfront payments with respect to the Company’s PMPAs relating to Canadian mining assets, so that the cost of precious metal acquired under these Canadian PMPAs is equal to the cash cost paid on delivery plus an amortized amount of the upfront payment determined on a units-of-production
basis over the estimated recoverable reserves, and where applicable, resources and exploration potential at the respective mine (the “Domestic Reassessments”). In total, the Domestic Reassessments assessed tax, interest and other penalties of $8 million.
Subsequent to the year end, the CRA applied the same position to the 2016 taxation year, which is anticipated to result in an increase to the loss for tax purposes for that year which the Company expects to be able to carry back to reduce tax and interest relating to the Domestic Reassessments to approximately $2 million.
Management believes the Company’s position, as reflected in its filed Canadian income tax returns and consistent with the terms of the PMPAs, that the cost of the precious metal acquired under the Canadian PMPAs is equal to the market value while a deposit is outstanding, and the cash cost thereafter is correct. The Company has filed Notices of Objection and paid 50% of the disputed amounts in order to challenge the Domestic Reassessments.

Canadian Shareholder Class Action
During July 2015, the Company disclosed that the CRA was proposing that they would issue notices of reassessment for federal and provincial tax, transfer pricing penalties, interest and other penalties for the 2005-2010 taxation years (the “Reassessments”). By Notice of Action dated August 10, 2016 (as amended September 2, 2016 and supplemented by Statement of Claim filed September 9, 2016 (collectively, the “Claim”)), proposed representative plaintiff Suzan Poirier commenced proceedings pursuant to the Class Proceedings Act (Ontario) in the Ontario Superior Court of Justice against Wheaton Precious Metals Corp., Randy Smallwood, President and Chief Executive Officer and Gary Brown, Senior Vice President & Chief Financial Officer. The Claim alleges, among other things, misrepresentation pursuant to primary and secondary market civil liability provisions under the Securities Act (Ontario) and its provincial equivalents, common law negligence and negligent misrepresentation. The claim focuses on the Reassessments. The Claim purports to be brought on behalf of proposed a class of persons and entities who acquired common shares of Wheaton Precious Metals Corp. between August 14, 2013 and July 6, 2015 and held some or all of such common shares as of at least July 6, 2015. On July 21, 2020, the Company received a motion record in support of a proposed motion seeking the following (among other relief): (i) leave of the court to commence a secondary market action pursuant to section 138.3(1) of the Securities Act (Ontario) and equivalent provisions in the applicable provincial securities statutes: (ii) certification of the (amended) class and proposed common issues; (iii) leave to file an amended Statement of Claim to include further particulars and to refer to various provincial securities laws; and (iv) the appointment of a new class representative (Ms. Miriam Rosenszajn) in place of Ms. Poirier. The certification and leave motions were jointly heard in October 2021. On January 5, 2022 the Ontario Superior Court of Justice issued its decision dismissing the plaintiff’s certification and leave motions in their entirety. The Court accepted the Company’s submissions that the plaintiff had failed to establish that there was a reasonable possibility that the Claim would be resolved at trial in her favour. The Court also dismissed the plaintiff’s request to certify the common law claims. No appeal was filed within the required time period and as such the decision of the Court is the final resolution of the Claim.

Tax Contingencies
Due to the size, complexity and nature of the Company’s operations, various legal and tax matters are outstanding from time to time, including audits and disputes.
Under the terms of the 2018 settlement with the CRA of the transfer pricing dispute relating to the 2005-2010 taxation years (“CRA Settlement”), income earned outside of Canada by the Company’s foreign subsidiaries will not be subject to income tax in Canada under transfer pricing rules. The CRA Settlement principles apply to all taxation years after 2010 subject to there being no material change in facts or change in law or jurisprudence.
It is not known or determinable by the Company when any ongoing audits by CRA of international and domestic transactions will be completed, or whether reassessments will be issued, or the basis, quantum or timing of any such potential reassessments, and it is therefore not practicable for the Company to estimate the financial effect, if any, of any ongoing audits.
From time to time there may also be proposed legislative changes to law or outstanding legal actions that may have an impact on the current or prior periods, the outcome, applicability and impact of which is also not known or determinable by the Company.
General
By their nature, contingencies will only be resolved when one or more future events occur or fail to occur. The assessment of contingencies inherently involves the exercise of significant judgment and estimates of the outcome of future events. If the Company is unable to resolve any of these matters favorably, there may be a material adverse impact on the Company’s financial performance, cash flows or results of operations. In the event that the Company’s estimate of the future resolution of any of the foregoing matters changes, the Company will recognize the effects of the change in its consolidated financial statements in the appropriate period relative to when such change occurs.